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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Peter B. Cannell & Co., Inc.
Address:  645 Madison Avenue, 8th Floor
          New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathleen Keating
Title:     Chief Compliance Officer
Phone:     212-752-5255

Signature, Place, and Date of Signing:

       /s/ Kathleen Keating            New York, NY              8/1/2011
--------------------------------  ----------------------  ----------------------
            [Signature]                [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          94

Form 13F Information Table Value Total:     1507866
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.          Form 13F File Number   Name

  1          28 - 10208               Richmond Enterprises, Inc.

  2          28 - 10207               New York Community Bank

  3          28 - 10200               New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
                                    30-Jun-11



                                                                                                     Voting Authority
                                                                                                     -----------------
                                                               Value    Shares/   Sh/  Put/ Invstmt   Other
         Name of Issuer          Title of class     CUSIP     (x$1000)  Prn Amt   Prn  Call Dscretn  Managers   Sole    Shared  None
------------------------------  ----------------  ----------  --------  --------  ---  ---- -------  --------  -------  ------  ----
ABBOTT LABORATORIES             COM                002824100       847     16095  SH        Defined  1,2,3      16095
AFFILIATED MANAGERS GROUP INC   COM                008252108      1118     11025  SH        Defined  1,2,3      11025
AFLAC INC                       COM                001055102      3868     82871  SH        Defined  1,2,3      82871
AGILENT TECHNOLOGIES INC        COM                00846U101      2303     45067  SH        Defined  1,2,3      45067
AIR PRODUCTS & CHEMICALS INC    COM                009158106      6961     72825  SH        Defined  1,2,3      72825
ALLEGHENY TECHNOLOGIES INC      COM                01741R102     54011    850970  SH        Defined  1,2,3     850970
ALLERGAN INC                    COM                018490102       595      7150  SH        Defined  1,2,3       7150
AMGEN INC                       COM                031162100      1374     23550  SH        Defined  1,2,3      23550
ANALOG DEVICES INC              COM                032654105     65589   1675750  SH        Defined  1,2,3    1675750
APPLE INC                       COM                037833100     77189    229955  SH        Defined  1,2,3     229955
APPROACH RESOURCES INC          COM                03834A103      6223    274500  SH        Defined  1,2,3     274500
ASCENA RETAIL GROUP INC         COM                04351G101     50889   1494540  SH        Defined  1,2,3    1494540
AVNET INC                       COM                053807103     53371   1674125  SH        Defined  1,2,3    1674125
BAXTER INTERNATIONAL INC        COM                071813109      2326     38971  SH        Defined  1,2,3      38971
BERKSHIRE HATHAWAY INC CL A     CL A               084670108       232         2  SH        Defined  1,2,3          2
BOEING CO.                      COM                097023105     30280    409575  SH        Defined  1,2,3     409575
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH     112585104      2182     65775  SH        Defined  1,2,3      65775
BROOKFIELD INFRASTRUCTURE PTNR  LP INT UNIT        G16252101     34144   1363025  SH        Defined  1,2,3    1363025
CARMAX INC                      COM                143130102      1149     34750  SH        Defined  1,2,3      34750
CATERPILLAR INC                 COM                149123101      2156     20250  SH        Defined  1,2,3      20250
CELGENE CORP                    COM                151020104     69282   1152951  SH        Defined  1,2,3    1152951
CENTURYLINK, INC                COM                156700106     10545    260825  SH        Defined  1,2,3     260825
CHEVRON CORP                    COM                166764100       780      7580  SH        Defined  1,2,3       7580
CISCO SYSTEMS INC               COM                17275R102      3231    206955  SH        Defined  1,2,3     206955
COCA COLA CO                    COM                191216100       336      5000  SH        Defined  1,2,3       5000
COLGATE-PALMOLIVE CO            COM                194162103       744      8515  SH        Defined  1,2,3       8515
CONTINENTAL RESOURCES INC       COM                212015101       359      5525  SH        Defined  1,2,3       5525
CROWN HOLDINGS INC              COM                228368106     52305   1347370  SH        Defined  1,2,3    1347370
CSX CORP                        COM                126408103     68548   2614335  SH        Defined  1,2,3    2614335
D.R. HORTON INC                 COM                23331A109      1674    145300  SH        Defined  1,2,3     145300
DEERE & CO                      COM                244199105      2229     27031  SH        Defined  1,2,3      27031
DEVON ENERGY CORP               COM                25179M103     59039    749131  SH        Defined  1,2,3     749131
DISNEY WALT CO.                 COM DISNEY         254687106      2485     63650  SH        Defined  1,2,3      63650
DOMINION RESOURCES INC.         COM                25746u109       638     13222  SH        Defined  1,2,3      13222
DOVER CORPORATION               COM                260003108      2155     31787  SH        Defined  1,2,3      31787
DUKE ENERGY CORP                COM                26441C105       757     40200  SH        Defined  1,2,3      40200
EMC CORP                        COM                268648102      4852    176133  SH        Defined  1,2,3     176133
ENCANA CORP                     COM                292505104      5405    175550  SH        Defined  1,2,3     175550
EQT CORPORATION                 COM                26884L109       596     11350  SH        Defined  1,2,3      11350
EXXON MOBIL CORP                COM                30231G102      1506     18502  SH        Defined  1,2,3      18502
FREEPORT-MCMORAN COPPER & GOLD  COM                35671D857     56615   1070230  SH        Defined  1,2,3    1070230
GENERAL ELECTRIC CO             COM                369604103      2791    148000  SH        Defined  1,2,3     148000
GENESIS ENERGY LP               UNIT LTD PARTN     371927104     16363    600250  SH        Defined  1,2,3     600250
GENTEX CORP                     COM                371901109     19659    650300  SH        Defined  1,2,3     650300
HERTZ GLOBAL HOLDINGS INC       COM                42805T105      1430     90050  SH        Defined  1,2,3      90050
HEWLETT PACKARD CO              COM                428236103      3466     95233  SH        Defined  1,2,3      95233
HOME DEPOT INC                  COM                437076102      1000     27600  SH        Defined  1,2,3      27600
HUGOTON ROYALTY TRUST           UNIT BEN INT       444717102      1999     87900  SH        Defined  1,2,3      87900
IMPERIAL OIL LTD                COM NEW            453038408       335      7200  SH        Defined  1,2,3       7200
INTERNATIONAL BUSINESS MACHINE  COM                459200101     68670    400290  SH        Defined  1,2,3     400290
INTERSIL CORP                   CL A               46069S109     44705   3478950  SH        Defined  1,2,3    3478950
JOHNSON & JOHNSON CO            COM                478160104      2530     38036  SH        Defined  1,2,3      38036
JOHNSON CONTROLS INC            COM                478366107     44044   1057225  SH        Defined  1,2,3    1057225
MDU RESOURCES GROUP INC         COM                552690109      1170     52000  SH        Defined  1,2,3      52000
MEDCO HEALTH SOLUTIONS INC      COM                58405U102      3974     70317  SH        Defined  1,2,3      70317
MFA FINANCIAL, INC              COM                55272X102      9737   1211100  SH        Defined  1,2,3    1211100
MICROSOFT CORP.                 COM                594918104      4598    176833  SH        Defined  1,2,3     176833
MOSAIC CO                       COM                61945C103     30977    457355  SH        Defined  1,2,3     457355
NATURAL RESOURCE PARTNERS LP    COM UNIT L P       63900P103     27807    838325  SH        Defined  1,2,3     838325
NORTHROP GRUMMAN CORP           COM                666807102      1005     14491  SH        Defined  1,2,3      14491
ORACLE CORP                     COM                68389X105       263      8000  SH        Defined  1,2,3       8000
ORITANI FINANCIAL CORP          COM                68633D103     47450   3709951  SH        Defined  1,2,3    3709951
PAYCHEX INC                     COM                704326107      9439    307250  SH        Defined  1,2,3     307250
PEPSICO INC                     COM                713448108       507      7200  SH        Defined  1,2,3       7200
POTLATCH CORP                   COM                737630103     15746    446450  SH        Defined  1,2,3     446450
PROCTER & GAMBLE CO             COM                742718109       584      9193  SH        Defined  1,2,3       9193
RAYONIER INC                    COM                754907103      3495     53475  SH        Defined  1,2,3      53475
SCOTTS MIRACLE-GRO CO           CL A               810186106     46253    901450  SH        Defined  1,2,3     901450
SOUTHWESTERN ENERGY CO          COM                845467109     67142   1565803  SH        Defined  1,2,3    1565803
SPDR GOLD TRUST                 GOLD SHS           78463V107      1215      8325  SH        Defined  1,2,3       8325
SPECTRA ENERGY CORP             COM                847560109      1869     68200  SH        Defined  1,2,3      68200
ST. JUDE MEDICAL INC            COM                790849103      3587     75230  SH        Defined  1,2,3      75230
STANLEY BLACK & DECKER INC      COM                854502101      3466     48100  SH        Defined  1,2,3      48100
STILLWATER MINING CO            COM                86074Q102     58421   2654300  SH        Defined  1,2,3    2654300
SUNCOR ENERGY INC               COM                867224107       301      7700  SH        Defined  1,2,3       7700
TELEFONICA S.A.                 SPONSORED ADR      879382208      2407     98290  SH        Defined  1,2,3      98290
TERADATA CORP                   COM                88076W103       345      5725  SH        Defined  1,2,3       5725
TERRITORIAL BANCORP INC         COM                88145X108     10735    518100  SH        Defined  1,2,3     518100
TEVA PHARMACEUTICAL INDS LTD A  ADR                881624209      2195     45528  SH        Defined  1,2,3      45528
TFS FINANCIAL CORP              COM                87240R107       468     48300  SH        Defined  1,2,3      48300
THERMO FISHER SCIENTIFIC INC    COM                883556102      4537     70467  SH        Defined  1,2,3      70467
TIME WARNER INC                 COM                887317303     61109   1680200  SH        Defined  1,2,3    1680200
TUPPERWARE BRANDS CORP          COM                899896104      3249     48175  SH        Defined  1,2,3      48175
U.S. STEEL CORP                 COM                912909108       942     20450  SH        Defined  1,2,3      20450
UNILEVER N V                    N Y SHS NEW        904784709      1586     48281  SH        Defined  1,2,3      48281
UNION PACIFIC CORP              COM                907818108       566      5425  SH        Defined  1,2,3       5425
UNITED CONTINENTAL HOLDINGS IN  COM                910047109      2423    107050  SH        Defined  1,2,3     107050
VANGUARD NATURAL RESOURCES LLC  COM UNIT           92205F106      8989    319650  SH        Defined  1,2,3     319650
VARIAN MEDICAL SYSTEMS INC      COM                92220P105      1876     26790  SH        Defined  1,2,3      26790
VIRNETX HOLDING CORP            COM                92823T108     41190   1423275  SH        Defined  1,2,3    1423275
VISA INC                        COM CL A           92826C839      4320     51270  SH        Defined  1,2,3      51270
WAL MART STORES INC             COM                931142103       463      8717  SH        Defined  1,2,3       8717
XEROX CORP.                     COM                984121103     66757   6412800  SH        Defined  1,2,3    6412800
TELEFLEX, INC CONV SR SUB NTS   NOTE 3.875% 8/0    879369AA4      6823   5920000  PRN       Defined  1,2,3    5920000
REPORT SUMMARY                               94 DATA RECORDS   1507866              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED